Accrued Expenses and Other Current Liabilities - Q2 (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Bonus	$ 466,630	$ 580,801	$ 17,500
Professional fees	1,660,121	597,721	534,775
Vacation	267,319	227,863	271,000
Taxes Payable	0	389,443
Accounts Payable and Accrued Liabilities	43,634	842,922
Other	873,019	749,858
Total	$ 3,310,723	$ 3,388,608	$ 2,085,995